Leases - Summary of Future Minimum Payments under Non-Cancellable Operating Lease Contracts (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under non-cancellable operating lease contracts	¥ 45,800	¥ 48,228
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under non-cancellable operating lease contracts	11,371	9,965
Over 1 but less than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under non-cancellable operating lease contracts	29,434	31,624
Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under non-cancellable operating lease contracts	¥ 4,994	¥ 6,638